Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	Sypris Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-24020
Entity Tax Identification Number	61-1321992
Entity Address, Address Line One	101 Bullitt Lane
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40222
City Area Code	502
Local Phone Number	329-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000864240
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	SYPR
Security Exchange Name	NASDAQ